Cash and Investments - Schedule of Fair Value Measurement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 70,508.5	$ 64,372.1
Financial liabilities	(52,601.3)	(47,006.9)
Fair value of investments in associates	530.0
Restricted cash and cash equivalents	691.5	577.1
Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	4,935.1
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 34,184.6	$ 33,977.6
Percentage of assets classified as level 1, 2, and 3	100.00%	100.00%
Fair value of investments in associates	$ 6,036.5	$ 5,223.1
Recurring fair value measurement | Short sale and derivative obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	205.9	149.5
Recurring fair value measurement | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	4,329.3	5,114.0
Recurring fair value measurement | Short term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	6,374.3	2,247.3
Recurring fair value measurement | Short term investments, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	373.9	198.9
Recurring fair value measurement | Short term investments, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	755.3	171.6
Recurring fair value measurement | Short term investments, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	3,154.4	758.5
Recurring fair value measurement | Short term investments, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	375.8	814.7
Recurring fair value measurement | Short term investments, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,714.9	303.6
Recurring fair value measurement | Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	16,315.4	20,561.5
Recurring fair value measurement | Bonds, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	664.4	964.7
Recurring fair value measurement | Bonds, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2.9	51.9
Recurring fair value measurement | Bonds, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5,610.8	10,464.0
Recurring fair value measurement | Bonds, U.S. states and municipalities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	216.5	363.2
Recurring fair value measurement | Bonds, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,656.0	1,593.3
Recurring fair value measurement | Bonds, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	8,164.8	7,124.4
Recurring fair value measurement | Preferred stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	582.9	264.6
Recurring fair value measurement | Preferred stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	90.9	168.3
Recurring fair value measurement | Preferred stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5.0	5.0
Recurring fair value measurement | Preferred stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	487.0	91.3
Recurring fair value measurement | Common stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5,944.2	5,298.5
Recurring fair value measurement | Common stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	796.4	873.3
Recurring fair value measurement | Common stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,423.1	1,423.8
Recurring fair value measurement | Common stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	3,724.7	3,001.4
Recurring fair value measurement | Common stocks, Other funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	175.6	150.3
Recurring fair value measurement | Derivatives and other invested assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	844.4	641.2
Recurring fair value measurement | Quoted prices (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 12,066.8	$ 8,964.8
Percentage of assets classified as level 1, 2, and 3	35.30%	26.40%
Fair value of investments in associates	$ 1,982.9	$ 2,344.9
Recurring fair value measurement | Quoted prices (Level 1) | Short sale and derivative obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	4,329.3	5,114.0
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	4,504.2	1,821.4
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	373.9	198.9
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	755.3	171.6
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	3,154.4	758.5
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	220.6	692.4
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, U.S. states and municipalities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5.3	1.1
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5.3	1.1
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	3,228.0	2,028.3
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	577.9	669.6
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	360.6	302.0
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,289.5	1,056.7
Recurring fair value measurement | Quoted prices (Level 1) | Derivatives and other invested assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 17,182.7	$ 19,638.8
Percentage of assets classified as level 1, 2, and 3	50.30%	57.80%
Fair value of investments in associates	$ 19.4	$ 36.9
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short sale and derivative obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(205.9)	(149.3)
Recurring fair value measurement | Significant other observable inputs (Level 2) | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,870.1	425.9
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	155.2	122.3
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,714.9	303.6
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	14,895.3	18,568.6
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	664.4	964.7
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2.9	51.9
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5,610.8	10,464.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, U.S. states and municipalities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	216.5	363.2
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,656.0	1,593.3
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	6,744.7	5,131.5
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	8.4	7.8
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	8.4	7.8
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	534.7	621.5
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	103.7	96.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	33.2	48.6
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	397.8	476.9
Recurring fair value measurement | Significant other observable inputs (Level 2) | Derivatives and other invested assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	80.1	164.3
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 4,935.1	$ 5,374.0
Percentage of assets classified as level 1, 2, and 3	14.40%	15.80%
Fair value of investments in associates	$ 4,034.2	$ 2,841.3
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short sale and derivative obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0.0	(0.2)
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,420.1	1,992.9
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, U.S. states and municipalities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,420.1	1,992.9
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	569.2	255.7
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	82.5	160.5
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5.0	5.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	481.7	90.2
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,181.5	2,648.7
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	114.8	107.7
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,029.3	1,073.2
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,037.4	1,467.8
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Derivatives and other invested assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 764.3	$ 476.9
Go Digit Infoworks Services Private Limited
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Ownership percentage	49.00%